SCHEDULE OF INVESTMENTS
Global Equity Income (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 1.6%
Suncor Energy, Inc.	152	$4,933

Financials – 2.1%
Bank of Montreal	87	6,502

Total Canada - 3.7%		$11,435

China
Energy – 2.1%
CNOOC Ltd.	3,490	6,501

Total China - 2.1%		$6,501

France
Communication Services – 2.2%
Orange S.A.	417	6,806

Consumer Discretionary – 1.0%
LVMH Moet Hennessy - Louis Vuitton	9	3,150

Energy – 3.1%
Total S.A.	172	9,564

Financials – 1.9%
BNP Paribas S.A.	126	5,982

Industrials – 2.1%
Vinci	67	6,509

Total France - 10.3%		$32,011

Germany
Utilities – 1.2%
E.ON AG	332	3,689

Total Germany - 1.2%		$3,689

Hong Kong
Financials – 2.0%
BOC Hong Kong (Holdings) Ltd.	1,447	6,003

Utilities – 1.3%
Guangdong Investment Ltd.	2,066	3,989

Total Hong Kong - 3.3%		$9,992

Ireland
Health Care – 1.9%
Medtronic plc	63	5,768

Materials – 1.1%
CRH plc	106	3,285

Total Ireland - 3.0%		$9,053

Italy
Utilities – 2.5%
ENEL S.p.A.	1,188	7,612

Total Italy - 2.5%		$7,612

Japan
Financials – 2.6%
Tokio Marine Holdings, Inc.	162	7,868

Information Technology – 1.3%
Tokyo Electron Ltd.(A)	27	3,931

Total Japan - 3.9%		$11,799

Netherlands
Energy – 4.0%
Royal Dutch Shell plc, Class A	388	12,190

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	311	3,766

Industrials – 2.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	147	6,002

Total Netherlands - 7.2%		$21,958

Norway
Consumer Staples – 1.0%
Mowi ASA(A)	142	3,172

Total Norway - 1.0%		$3,172

Russia
Energy – 1.5%
PJSC LUKOIL ADR	50	4,474

Total Russia - 1.5%		$4,474

Singapore
Financials – 1.4%
DBS Group Holdings Ltd.	225	4,204

Total Singapore - 1.4%		$4,204

South Korea
Information Technology – 2.6%
Samsung Electronics Co. Ltd.	202	7,964

Total South Korea - 2.6%		$7,964

Spain
Financials – 1.5%
Banco Santander S.A.	994	4,617

Total Spain - 1.5%		$4,617

Switzerland
Consumer Staples – 3.7%
Nestle S.A., Registered Shares	119	11,323

Health Care – 3.3%
Roche Holdings AG, Genusscheine	37	10,099

Total Switzerland - 7.0%		$21,422

United Kingdom
Consumer Discretionary – 0.5%
Bellway plc	39	1,543

Consumer Staples – 3.5%
British American Tobacco plc	118	4,925
Unilever plc	99	5,704

		10,629

Financials – 1.3%
3i Group plc	314	4,031

Health Care – 2.6%
AstraZeneca plc	102	8,122

Industrials – 1.8%
BAE Systems plc	893	5,613

Materials – 2.0%
Anglo American plc	232	6,193

Total United Kingdom - 11.7%		$36,131

United States
Communication Services – 2.3%
Verizon Communications, Inc.	122	7,202

Consumer Discretionary – 1.2%
Home Depot, Inc. (The)	18	3,521

Consumer Staples – 6.5%
Philip Morris International, Inc.	65	5,724
Procter & Gamble Co. (The)	83	8,600
Wal-Mart Stores, Inc.	58	5,652

		19,976

Energy – 2.3%
Chevron Corp.	59	7,231

Financials – 3.7%
Citigroup, Inc.	85	5,289
JPMorgan Chase & Co.	30	3,033
KeyCorp	197	3,104

		11,426

Health Care – 3.8%
Pfizer, Inc.	272	11,562

Industrials – 6.3%
Boeing Co. (The)	8	3,204
Caterpillar, Inc.	23	3,177
Eaton Corp.	48	3,863
Lockheed Martin Corp.	31	9,155

		19,399

Information Technology – 2.7%
Intel Corp.	100	5,389
Microsoft Corp.	26	3,119

		8,508

Materials – 1.6%
Eastman Chemical Co.	65	4,959

Utilities – 2.4%
Exelon Corp.	150	7,542

Total United States - 32.8%		$101,326

TOTAL COMMON STOCKS – 96.7%		$297,360

(Cost: $295,767)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.3%
J.M. Smucker Co. (The) 2.651%, 4-1-19	$4,074	4,073

Master Note – 1.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.710%, 4-5-19(C)	5,128	5,128

Money Market Funds – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (D)(E)	2,926	2,926

TOTAL SHORT-TERM SECURITIES – 4.0%		$12,127

(Cost: $12,128)

TOTAL INVESTMENT SECURITIES – 100.7%		$309,487

(Cost: $307,895)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(2,045)

NET ASSETS – 100.0%		$307,442

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,250 are on loan.
(B)	Rate shown is the yield to maturity at March 31, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at March 31, 2019.
(E)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$7,202	$6,806	$—
Consumer Discretionary	3,521	4,693	—
Consumer Staples	19,976	25,124	—
Energy	12,164	32,729	—
Financials	17,928	36,471	—
Health Care	17,330	18,221	—
Industrials	19,399	18,124	—
Information Technology	8,508	11,895	—
Materials	4,959	9,478	—
Utilities	7,542	15,290	—

Total Common Stocks	$118,529	$178,831	$—
Short-Term Securities	2,926	9,201	—

Total	$121,455	$188,032	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,895

Gross unrealized appreciation	18,991
Gross unrealized depreciation	(17,399)

Net unrealized appreciation	$1,592